Revenue - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Remaining performance obligation amount	$ 437,600	$ 437,600
Performance obligation percentage to be recognized	63.00%	63.00%
Revenue recognized for variable consideration	$ 14,200	$ 32,200
Contract assets	37,069	37,069	$ 38,447
Contract liabilities	$ 41,589	$ 41,589	$ 41,273